Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current taxes: [Abstract]
Federal											$ 1,233.0		$ 901.9		$ 731.5
State											84.0		55.7		48.4
Total current taxes											1,317.0		957.6		779.9
Deferred taxes (benefits): [Abstract]
Federal											114.1		63.0		112.8
State											23.6		8.0		(5.2)
Total deferred income taxes											137.7		71.0		107.6
Income taxes	198.9		398.1	377.4	480.3	166.6		287.7	314.5	259.8	1,454.7		1,028.6		887.5
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	428.7		996.9	924.6	1,149.7	535.4		806.7	847.7	750.7	3,499.9		2,940.5		2,547.3
Tax rate											35.00%		35.00%		35.00%
Application of the tax rate											1,225.0		1,029.2		891.6
Tax effect of: [Abstract]
Health insurer fee											211.9		0		0
State income taxes											78.2		44.2		26.3
Other, net											(60.4)		(44.8)		(30.4)
Income taxes	198.9		398.1	377.4	480.3	166.6		287.7	314.5	259.8	1,454.7		1,028.6		887.5
Deferred tax assets: [Abstract]
Employee and postretirement benefits	290.9					130.9					290.9		130.9
Insurance reserves	252.9					237.4					252.9		237.4
Reserve for anticipated future losses on discontinued products	199.1					225.2					199.1		225.2
Net operating losses	195.3					176.2					195.3		176.2
Investments, net	68.3					76.0					68.3		76.0
Debt fair value adjustment	43.4					62.0					43.4		62.0
Severance and facilities	9.9					30.1					9.9		30.1
Deferred policy acquisition costs	9.2					21.9					9.2		21.9
Litigation-related settlement	6.0					43.5					6.0		43.5
Other	94.9					106.3					94.9		106.3
Gross deferred tax assets	1,169.9					1,109.5					1,169.9		1,109.5
Less: Valuation allowance	147.9					139.3					147.9		139.3
Deferred tax assets, net of valuation allowance	1,022.0					970.2					1,022.0		970.2
Deferred tax liabilities: [Abstract]
Goodwill and other acquired intangible assets	868.4					861.9					868.4		861.9
Unrealized gains on investment securities	291.5					192.8					291.5		192.8
Cumulative depreciation and amortization	286.6					258.2					286.6		258.2
Total gross deferred tax liabilities	1,446.5					1,312.9					1,446.5		1,312.9
Net deferred tax assets	(424.5)	[1]				(342.7)	[1]				(424.5)	[1]	(342.7)	[1]
Classified as current assets	443.0					521.5					443.0		521.5
Classified as long-term liabilities	867.5					864.2					867.5		864.2
Net income taxes paid											$ 1,600.0		$ 891.0		$ 741.0

[1]	Includes $443.0 million and $521.5 million classified as current assets at December 31, 2014 and 2013, respectively. Includes $867.5 million and $864.2 million classified as long-term liabilities at December 31, 2014 and 2013, respectively.